Interests in equity-accounted investees - Summary of detailed information about financial information of associates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Carrying amount of interests in associates	$ 606,055	$ 788,472
Group's share of total comprehensive income	(62,981,709)	(195,296,319)	$ (173,756,730)
CERBACT Asia Holdings Pte. Ltd
Disclosure of associates [line items]
Carrying amount of interests in associates	606,055	788,472
Group's share of total comprehensive income	$ (188,830)	$ 0